Balance Sheet Components (Q3) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Property and Equipment, Net
Property and equipment, net consisted of the following (in thousands):
	September 30, 2022	December 31, 2021
Equipment	$866	$866
Furniture and fixtures	34	34
Leasehold improvements	68	68
Total property and equipment	968	968
Less: accumulated depreciation	(664)	(517)
Property and equipment, net	$304	$451

Angion’s property and equipment, net was comprised of the following (in thousands):
	December 31,
	2021	2020
Equipment	$866	$512
Furniture and fixtures	34	27
Leasehold improvements	68	43
Total property and equipment	968	582
Less: accumulated depreciation	(517)	(426)
Property and equipment, net	$451	$156

Schedule of Prepaid and Other Current Assets
Prepaid and other current assets consisted of the following (in thousands):

	September 30, 2022	December 31, 2021
Angion Pty tax receivable	$7	$781
Prepaid insurance	1,103	275
Security deposit	101	131
Other	326	498
Total prepaid and other current assets	$1,537	$1,685

Prepaid and other current assets were comprised of the following (in thousands):
	December 31,
	2021	2020
Deferred Offering costs	$—	$1,978
Prepaid clinical fees	168	—
Business insurance	275	—
Security deposit	131	—
Convertible note receivable	—	5,000
Angion Pty tax	863	352
Other	248	360
Total prepaid and other current assets	$1,685	$7,690

Schedule of Accrued Expenses
Accrued expenses consisted of the following (in thousands):

	September 30, 2022	December 31, 2021
Accrued compensation	$356	$2,023
Accrued restructuring (Note 1)	2,072	—
Accrued direct research costs	1,999	764
Accrued operating expenses	481	432
Total accrued expenses	$4,908	$3,219

Accrued expenses were comprised of the following (in thousands):
	December 31,
	2021	2020
Accrued compensation	$1,274	$3,154
Accrued direct research costs	1,196	1,321
Accrued operating expenses	749	707
Accrued interest	—	1,483
Total accrued expenses	$3,219	$6,665